INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of sources of income before taxes

	2011	2010	2009
Domestic	$243,365	$171,164	$103,587
Foreign	76,222	76,383	64,432

Income before taxes	$319,587	$247,547	$168,019

Schedule of provision for income taxes

	2011	2010	2009
Current income tax expense:
Domestic	$40,866	$31,395	$10,626
Foreign	18,432	4,907	25,664

Total current income tax expense	59,298	36,302	36,290

Deferred income tax expense (benefit):
Domestic	55,790	39,490	26,089
Foreign	2,965	9,275	(10,078)

Total deferred income tax expense	58,755	48,765	16,011

Total tax provision	$118,053	$85,067	$52,301

Schedule of reconciliation of statutory and effective income tax rate

	2011	2010	2009
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	1.8	3.5	1.2
Tax contingencies	.5	(4.0)	(4.3)
Tax credits and incentives	(.2)	(.2)	(.4)
Tax rate and legislative changes	—	(.1)	.1
Other	(.2)	.2	(.5)

Total tax provision effective rate	36.9%	34.4%	31.1%

Schedule of components of net deferred tax assets

	2011	2010
Deferred tax assets:
Pension, postretirement and post employment benefits	$4,066	$4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527

Total deferred tax assets	$135,165	$148,988

Deferred tax liabilities:
Equipment on operating lease	$167,971	$121,605
Other	—	3,779

Total deferred tax liabilities	$167,971	$125,384

Net deferred tax (liability) asset, net(1)	$(32,806)	$23,604

(1)
The net deferred tax liability in 2011 is included in "Accounts payable and other accrued liabilities" and the net deferred tax asset in 2010 is included in "Other assets" in the accompanying consolidated balance sheets.

Schedule of reconciliation of the gross amounts of tax contingencies at the beginning and end of the year

	2011	2010	2009
Balance, beginning of year	$4,848	$15,385	$17,385
Additions based on tax positions related to the current year	2,239	—	1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements	—	(2,261)	—

Balance, end of year	$6,907	$4,848	$15,385